Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended							3 Months Ended								12 Months Ended				12 Months Ended						11 Months Ended	12 Months Ended		11 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Regulated Utility [Member]	Dec. 31, 2010 Regulated Utility [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. sqmi	Sep. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Sep. 30, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Mar. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. subsidiary sqmi	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. sqmi	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Regulated Utility [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Regulated Utility [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Regulated Utility [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Other [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Other [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Other [Member]	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member] Regulated Utility [Member]	Dec. 31, 2009 Successor [Member] Other [Member]	Feb. 05, 2009 Predecessor [Member]	Feb. 05, 2009 Predecessor [Member] Regulated Utility [Member]	Feb. 05, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Number of operating segments												1
Area of service territory (sqmi)																			6,000								6,000			6,000
Number of subsidiaries																											2
Revenues	$ 678,617	$ 968,721	$ 597,776	$ 732,675	$ 1,019,593	$ 947,895	$ 622,829	$ 673,287	$ 878,206	$ 1,727,129	$ 1,752,268	$ 3,318,765	$ 3,122,217	$ 3,328,861	$ 3,319,105	$ 3,121,934	$ (340)	$ 283	$ 969,070	$ 597,776	$ 733,364	$ 1,019,593	$ 947,895	$ 622,829	$ 673,287	$ 878,206	$ 3,319,803	$ 3,122,217	$ 3,328,501		$ 3,319,106	$ 3,121,935	$ 3,325,263	$ 697	$ 282	$ 3,238	$ 2,925,148			$ 2,921,550	$ 3,598	$ 403,713	$ 403,713	$ 0
Depreciation and amortization												371,978	364,206	332,685	371,977	364,205	1	1									371,978	364,206	332,852		371,977	364,204	332,646	1	2	206				305,904	39		26,742	0
Income tax (benefit) expense	20,000			(2,717)						52,346	42,888	33,760	2,481	91,038	91,464	35,905	(57,704)	(33,424)									78,117	122	67,644		78,451	60	69,890	(334)	62	(2,246)	82,041	33,760	2,481	113,241	(31,200)	8,997	10,537	(1,540)
Operating income	159,876	121,439	20,663	114,693	218,145	193,289	(2,184)	71,726	45,403	368,897	332,837	474,940	308,234	510,273	477,730	310,130	(2,790)	(1,896)	116,029	17,198	107,380	190,436	180,374	(16,593)	48,794	(4,984)	431,043	207,591	383,135		431,553	207,647	387,652	(510)	(56)	(4,517)	474,863			477,082	(2,219)	35,410	55,830	(20,420)
Interest charges, net of AFUDC												341,961	307,010	273,752	210,463	220,922	131,498	86,088									201,467	220,854	202,527		201,467	220,854	202,527	0	0	0				176,858	79,953		16,966	(25)
Net income	57,692	47,294	(36,470)	5,035	107,431	83,738	(37,899)	3,663	(19,191)	146,171	112,466	123,290	30,311	186,771	228,908	92,927	(105,618)	(62,616)	58,875	(9,107)	50,913	103,439	93,421	(29,559)	507	(38,274)	204,120	26,095	159,252		204,740	26,358	161,508	(620)	(263)	(2,256)	174,015	123,290	30,311	229,973	(55,958)	12,756	31,611	(18,855)
Total assets	12,316,986	12,384,710				11,929,336				12,316,986		12,384,710	11,929,336	11,900,140	10,648,493	10,180,532	1,736,217	1,748,804	10,085,547				9,310,784				10,085,547	9,310,784	8,816,571		10,042,263	9,260,675	8,765,189	43,284	50,109	51,382				10,117,563	1,782,577		8,507,548	87,288
Construction expenditures - excluding equity AFUDC										$ 398,900	$ 567,837	$ 976,513	$ 859,091	$ 775,688	$ 976,513	$ 859,091	$ 0	$ 0									$ 976,513	$ 859,091	$ 775,688		$ 976,513	$ 859,091	$ 775,688	$ 0	$ 0	$ 0	$ 726,157	$ 976,513	$ 859,091	$ 726,157	$ 0	$ 49,531	$ 49,531	$ 0